Summary of all Directors Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	109,545		118,984		105,420
Add (deduct):
Granted	94,106		112,670		129,467
Vested	(109,545)		(122,109)		(105,420)
Forfeited	0		0		(10,483)
End of year	94,106		109,545		118,984
Available, end of year	663,095	[1]	757,201	[1]	869,871	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 20.86		$ 15.79		$ 17.96
Granted	$ 21.80		$ 20.75		$ 15.78
Vested	$ 20.86		$ 15.82		$ 17.96
Forfeited	$ 0.00		$ 0.00		$ 15.74
End of year	$ 21.80		$ 20.86		$ 15.79

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.